Schedule of Investments
March 31, 2021 (unaudited)
AmericaFirst Defensive Growth Fund Class A

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 105.78%

Agriculture Production - Crops - 5.13%
Fresh Del Monte Produce, Inc. (Cayman Islands)	5464	156,434

Biological Products (No Diagnostic Substances) - 5.45%
Bio-Techne Corp.	435	166,140

Bottled & Canned Soft Drinks Carbonated Waters - 10.74%
Monster Beverage Corp. (2)	1,789	162,960
Primo Water Corp. (Canada)	10,130	164,714

		327,674

Cigarettes - 5.34%
British American Tobacco Industries PLC (United Kingdom)	4,202	162,785

Cookies & Crackers - 5.03%
J & J Snack Foods Corp.	976	153,261

Electromedical & Electrotherapeutic Apparatus - 5.14%
Natus Medical, Inc. (2)	6,115	156,605

In Vitro & In Vivo Diagnostic Substances - 4.96%
IDEXX Laboratories, Inc. (2)	309	151,197

Laboratory Analytical Instruments - 9.98%
Bio-Rad Laboratories, Inc. Class A (2)	272	155,358
Illumina, Inc. (2)	388	149,016

		304,374

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 5.26%
Intuitive Surgical, Inc. (2)	217	160,350

Perfumes, Cosmetics & Other Toilet Preparations - 6.45%
Edgewell Personal Care Co.	4,964	196,574

Pharmaceutical Preparations - 5.21%
Regeneron Pharmaceuticals, Inc. (2)	336	158,975

Poultry Slaughtering And Processing - 4.99%
Pilgrim's Pride Corp.	6,400	152,256

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 5.22%
Unilever PLC (United Kingdom)	2,854	159,339

Specialty Cleaning, Polishing And Sanitation Preparations - 5.32%
Clorox Co.	841	162,212

Sugar & Confectionery Products - 5.14%
Tootsie Roll Industries, Inc.	4,732	156,771

Surgical & Medical Instruments & Apparatus - 5.21%
Surmodics, Inc. (2)	2,832	158,790

Wholesale-Farm Product Raw Materials - 5.62%
Universal Corp.	2,906	171,425

Wholesale-Medical, Dental & Hospital Equipment & Supplies - 5.61%
Henry Schein, Inc.	2,469	170,954

Total Common Stock	(Cost $ 3,095,041)	3,226,116

Total Investments - 105.78%	(Cost $ 3,095,041)	3,226,116

Liabilities in Excess Of Other Assets - -5.78%		(176,391)

Total Net Assets - 100.00%		3,049,725

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (3)
Level 1 - Quoted Prices	$3,226,116	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$3,226,116	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.